Income Taxes - Schedule of Provision for Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Other taxes	$ (5)	$ 17	$ 16
Current income tax	1,531	1,879	2,906
Deferred
Deferred corporate income tax	520	267	302
Deferred income tax	422	53	(139)
Income tax	1,953	1,932	2,767
North America
Current
Current corporate income tax	1,654	1,853	2,789
North Sea
Current
Current corporate income tax	(41)	(6)	69
Current PRT - North Sea	(134)	(58)	(42)
Deferred
Deferred PRT – North Sea	(98)	(214)	(441)
Offshore Africa
Current
Current corporate income tax	$ 57	$ 73	$ 74